STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Contibuted surplus	Deficit	Share capital
Balance, amount at Dec. 31, 2019	$ 1,635,378	$ 3,058,063	$ (18,155,082)	$ 16,732,397
Statement [Line Items]
Total comprehensive loss for the year	(187,052)	0	(187,052)	0
Shares issued pursuant to rights offering, net (Note 9)	718,117	0	0	718,111
Shares issued for debt (Note 9)	170,111	0	0	170,111
Balance, amount at Dec. 31, 2020	2,336,554	3,058,063	(18,342,134)	17,620,625
Statement [Line Items]
Total comprehensive loss for the year	(168,208)	0	(168,208)	0
Balance, amount at Dec. 31, 2021	2,168,346	3,058,063	(18,510,342)	17,620,625
Statement [Line Items]
Total comprehensive loss for the year	(193,182)	0	(193,182)	0
Balance, amount at Dec. 31, 2022	$ 1,975,164	$ 3,058,063	$ (18,703,524)	$ 17,620,625